Property and Equipment (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment

Property and equipment, net, consists of the following:

	Useful Life	March 31, 2020	December 31, 2019
Furniture and fixtures	5-7 years	$231,222	$231,222
Computers and software	3-7 years	244,039	244,039
Leasehold improvements	15 years	157,107	157,107
		632,368	632,368
Less accumulated depreciation		(434,772)	(412,665)

Total		$197,596	$219,703

Property and equipment, net, consists of the following:

	Useful Life	December 31, 2019	December 31, 2018
Furniture and fixtures	5-7 years	$231,222	$149,285
Computers and software	3-7 years	244,039	278,234
Leasehold improvements	15 years	157,107	156,133
		632,368	583,652
Less accumulated depreciation		(412,665)	(316,736)

Total		$219,703	$266,916